Recoverable taxes	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Recoverable taxes
9	Recoverable taxes
The breakdown of recoverable taxes is as follows:

	December 31, 2022	December 31, 2021
Recoverable income tax	2,459	3,893
Other recoverable taxes	5,997	3,544

Total	8,456	7,437

Current	5,122	6,881
Non-current	3,334	556